UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File
No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)

Omar Tariq
Credit Suisse Asset Management Income Fund, Inc.
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212)
325-2000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

Credit Suisse Asset Management Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors
Laura A. DeFelice
Chair of the Board
Samantha Kappagoda
Mahendra R. Gupta
John G. Popp
Steven N. Rappaport

Officers
Omar Tariq
Chief Executive Officer and President
John G. Popp
Chief Investment Officer
Brandi Sinkovich
Chief Compliance Officer
Lou Anne McInnis
Chief Legal Officer
Rose Ann Bubloski
Chief Financial Officer and Treasurer
Karen Regan
Senior Vice President and Secretary

Investment Adviser
UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, NY 10019

Administrator and Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, MA 02114-2016

Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078

Legal Counsel
Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

Credit Suisse Asset Management Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2024 (unaudited)

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report
June 30, 2024 (unaudited)

June 30, 2024
Dear Shareholder:
We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2024 (the “Period”).
Performance Summary
1/1/2024 – 6/30/2024

Fund & Benchmark	Performance
Total Return (based on NAV) 1	4.66%
Total Return (based on market value) 1	(0.69)%
ICE BofA US High Yield Constrained Index (the “Index”) 2	2.62%
Market Review: Improving sentiment and economic resilience drive solid returns
The Period was positive for the high yield asset class. The ICE BofA US High Yield Constrained Index, the Fund’s benchmark, gained 2.62% for the Period. This follows a very strong year in 2023 during which the Index gained 13.47%. For much of the Period, government bond yields rose with the 10-year U.S. treasury rate peaking in late April at 4.70%. However, as disinflationary trends renewed hope for central bank policy loosening, treasury yields moved lower to finish the Period at 4.40% (52 basis points wider than year-end 2023). Despite rising yields, credit spreads tightened as the broader economy, especially within the United States, remained resilient and investor sentiment improved. Average yields on the Index increased to end the Period at 7.84%—20 basis points wider than on December 31, 2023. Concurrently, spreads tightened to end the Period at +342 basis points versus +362 basis points at end of 2023.
For the Period, CCC-rated bonds outperformed the Index, gaining 3.16%. BB-rated bonds slightly underperformed the Index, gaining 2.48%, while B-rated bonds were relatively in line with the Index return.
Within the Index, pharmaceuticals, life insurance, and beverages were the best performing sectors, gaining 10.46%, 8.25% and 8.04%, respectively. In contrast, the worst performing sectors included discount stores, managed care, and cable & satellite TV, losing -74.20%, -7.31% and -5.67%, respectively.
Default activity remains below long-term averages with very few bankruptcy filings in the high yield space. According to JPMorgan, the default rate, including distressed exchanges, ended the Period at 1.79%—down 109 basis points since year end 2023. While we anticipate increased volatility for the remainder of the year, we do not see a catalyst for a material increase in defaults in the near-term.
Mutual fund flows have been marginally positive for the Period, continuing the momentum from late 2023. In fact, for the Period, inflows totaled $5.5 billion—which compares to outflows of $9.6 billion and $7.0 billion, respectively, for the first half and full year of 2023.
Year-to-date, new high yield issuance totaled $165.5 billion, up approximately 75% year-over-year. However, year-to-date issuance excluding refinancing activity, or “net” new issuance, was $31.2 billion—down 14% versus the first half of 2023. The high yield capital markets are open, but refinancings have dominated the issuance flow.
Strategic review and outlook: With potentially higher short-term volatility, credit selection becomes even more critical
For the Period, the Fund outperformed the Index on a NAV-basis. High yield bonds, bank loans and collateralized loan obligation allocations all contributed to relative returns. Security selection in basic industry and underweights

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2024 (unaudited)

to media and telecommunications were the greatest contributors to relative returns. Conversely, the retail sector detracted from returns. From a ratings perspective, BB, B and CCC rated investments all contributed positively to relative returns.
Positive returns and tighter credit spreads for the high yield asset class were made possible due to the resiliency of the U.S. economy. Issuers in our market are fundamentally healthy and show few signs of deterioration—except for a subset of a few problematic sectors, i.e., cable/telecom, retail and real estate. As mentioned, we do anticipate volatility to increase in the second half of the year as we approach the U.S. election, and the market reckons with ongoing geopolitical tensions. The strength of issuer balance sheets gives us comfort in the face of higher expected volatility—and we continue to believe the high yield asset class offers a unique risk-reward opportunity. We remain committed to our credit underwriting standards, as global economic uncertainty is palpable and higher cost of capital continues to impact consumers and businesses alike.

John G. Popp Chief Investment Officer*	Omar Tariq Chief Executive Officer and President**
High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.
In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.
The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2024; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1	Assuming reinvestment of distributions.
2
The ICE BofA US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

*
John G. Popp is a Managing Director of UBS Asset Management (Americas) LLC (“UBS AM”) and Group Head and Chief Investment Officer of Credit Investments Group (“CIG”), with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee and Chief Investment Officer of the Credit Suisse open-end funds, as well as serving as Director and Chief Investment Officer for the Credit Suisse Asset Management Income Fund, Inc. and Trustee and Chief Investment Officer of the Credit Suisse High Yield Bond Fund.

**
Omar Tariq is an Executive Director of UBS AM. Mr. Tariq also serves as Chief Executive Officer and President of the Credit Suisse open-end funds, the Credit Suisse Asset Management Income Fund, Inc. and the Credit Suisse High Yield Bond Fund.

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2024 (unaudited)

Average Annual Returns
June 30, 2024 (unaudited)

	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	4.66%	14.52%	3.66%	6.17%	6.27%
Market Value	(0.69)%	11.00%	3.68%	8.53%	6.96%
UBS AM may waive fees and/or reimburse expenses, without which performance would be lower. Returns represent past performance and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total investment return at NAV is based on the change in the NAV of Fund shares and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the NYSE American during the period and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.
Past performance is no guarantee of future results.
The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling
1-800-293-1232.
The annualized gross and net expense ratios are 3.02%.
Credit Quality Breakdown *
(% of Total Investments as of June 30, 2024)

S&P Ratings**

BBB	1.8%
BB	37.0
B	31.7
CCC	16.1
D	0.3
NR	7.2

Subtotal	94.1
Equity and Other	5.9

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**
Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (94.1%)

Aerospace & Defense (1.5%)

$391	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75) (1),(2)	(B+, B1)	02/01/29	7.500	$405,698

600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38) (1)	(B+, B1)	11/15/30	8.750	649,224

840	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19) (1)	(BB-, Ba3)	03/01/29	6.375	845,284

440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31) (1)	(BB-, Ba3)	03/01/32	6.625	444,994

					2,345,200

Air Transportation (0.6%)

400	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38) (1)	(BB, Ba2)	03/15/29	6.750	408,194

767	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19) (1),(2)	(B-, B3)	02/01/30	6.375	604,487

					1,012,681

Auto Parts & Equipment (4.2%)

400	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50) (1)	(BBB-, Ba2)	04/15/28	7.000	409,790

1,405	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 100.00) (1)	(B, B3)	05/15/27	8.500	1,415,236

1,250	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00) (1)	(B+, B2)	05/15/32	8.000	1,293,515

450	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 104.00) (1)	(CCC, Caa1)	02/01/28	8.000	435,024

1,100	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88) (1)	(B, B1)	05/31/32	7.750	1,115,786

2,000	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38) (1)	(BB+, Ba1)	04/15/29	6.750	2,032,210

					6,701,561

Automakers (0.1%)

147	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 101.56) (1)	(BB+, Ba3)	07/15/28	6.250	144,922

Brokerage (0.8%)

1,250	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94) (1)	(BB-, Ba3)	03/01/31	7.875	1,290,281

Building & Construction (1.6%)

666	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31) (1)	(BBB-, NR)	08/15/29	6.625	657,215

1,374	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.75) (1)	(B-, B3)	09/01/28	5.500	1,318,838

200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31) (1)	(B-, B3)	01/31/31	8.625	212,137

350	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 101.81) (1)	(BB+, Ba2)	03/15/29	3.625	314,710

					2,502,900

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials (6.5%)

$750	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19) (1)	(BB-, Ba2)	06/15/30	6.375	$753,727

200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50) (1)	(BB-, Ba2)	03/01/30	5.000	189,467

800	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19) (1)	(BB-, Ba2)	06/15/32	6.375	802,056

800	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/24 @ 106.56) (1)	(B, B2)	08/01/28	8.750	784,608

1,150	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 103.94) (1)	(B, B2)	01/31/27	7.875	1,153,923

1,658	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 103.00) (1)	(CCC+, Caa1)	03/01/29	6.000	1,473,431

700	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.31) (1)	(B, Ba2)	05/01/29	4.625	648,775

500	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50) (1)	(BB, Ba3)	07/15/32	7.000	506,136

590	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38) (1)	(BB-, B1)	04/01/32	6.750	594,676

1,156	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75) (1),(2)	(B-, B3)	02/01/30	5.500	1,069,731

1,175	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75) (1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,111,444

450	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38) (1),(2)	(CCC, Caa2)	08/01/29	6.750	370,354

400	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19) (1)	(BB, B1)	07/15/30	4.375	361,988

400	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63) (1)	(BB+, Ba3)	01/15/31	7.250	414,688

					10,235,004

Cable & Satellite TV (1.1%)

1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 101.25) (1)	(B-, Caa1)	01/15/28	5.000	761,635

800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44) (1)	(BB-, B1)	07/15/31	4.875	727,048

200	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 07/09/24 @ 101.38) (1)	(BB-, B1)	03/01/28	5.500	190,136

					1,678,819

Chemicals (5.9%)

200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 100.00) (1)	(BB-, Ba3)	05/15/25	5.750	199,697

477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56) (1)	(BB-, Ba3)	08/01/30	7.125	486,675

600	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63) (1)	(BB, Ba3)	02/15/31	7.250	623,811

800	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00) (1)	(BB+, Ba2)	06/15/30	6.000	787,101

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Chemicals

$229	HB Fuller Co., Global Senior Unsecured Notes (Callable 07/29/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	$217,054

600	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.38) (1)	(B-, B2)	05/15/28	4.750	521,232

800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.63) (1),(3)	(CCC, Caa2)	05/15/29	5.250	666,629

1,300	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38) (1)	(BB, Ba3)	05/15/28	6.750	1,304,082

400	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81) (1)	(BB, Ba3)	03/15/29	9.625	425,357

1,800	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 101.69) (1)	(CCC-, Caa3)	05/15/26	6.750	515,043

1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.31) (1)	(BB-, B1)	03/15/29	4.625	1,084,569

1,915	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50) (1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,755,040

690	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69) (1)	(B-, B1)	03/01/31	7.375	700,244

					9,286,534

Consumer/Commercial/Lease Financing (1.3%)

2,150	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 101.19) (1)	(BB, Ba2)	02/01/28	4.750	1,996,696

Diversified Capital Goods (1.1%)

1,350	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13) (1)	(BB+, Ba2)	06/01/31	4.250	1,190,157

500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31) (1)	(BB+, Ba3)	01/15/32	6.625	509,017

					1,699,174

Electronics (0.7%)

450	Sensata Technologies, Inc., Rule 144A, Company Guarenteed Notes (Callable 07/15/27 @ 103.31) (1)	(BB+, Ba2)	07/15/32	6.625	453,523

800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/09/24 @ 102.00) (1),(2)	(B+, Ba3)	06/15/29	4.000	726,270

					1,179,793

Energy - Exploration & Production (3.8%)

425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19) (1)	(BB-, B1)	07/01/28	8.375	445,835

425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38) (1)	(BB-, B1)	07/01/31	8.750	455,714

1,000	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38) (1)	(BB, B1)	04/15/30	4.750	901,785

1,550	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75) (1)	(BB, Ba2)	12/15/33	7.500	1,608,951

200	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44) (1)	(BB-, B1)	04/15/28	6.875	203,224

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Energy - Exploration & Production

$1,684	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 104.06) (1)	(B+, B2)	03/01/28	8.125	$1,705,015

720	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75) (1)	(B+, B3)	10/15/29	5.500	674,506

					5,995,030

Environmental (0.6%)

400	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19) (1)	(BB+, Ba3)	02/01/31	6.375	401,365

600	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38) (1)	(BB, Ba3)	01/15/31	6.750	612,827

					1,014,192

Food - Wholesale (0.5%)

800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31) (1)	(BB-, Ba3)	06/01/30	4.625	743,888

Gaming (0.7%)

325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38) (1)	(BB, B1)	06/15/31	4.750	294,781

400	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50) (1)	(BB-, Ba3)	02/15/30	7.000	408,918

400	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25) (1)	(BB-, Ba3)	02/15/32	6.500	402,248

					1,105,947

Gas Distribution (4.2%)

200	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 103.50) (1)	(B+, B2)	07/15/29	7.000	203,817

200	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63) (1)	(B+, B2)	07/15/32	7.250	205,492

286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	301,132

300	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13) (1)	(B+, B2)	01/15/32	8.250	308,612

1,024	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 101.71) (1)	(BB+, Ba2)	06/15/28	5.125	992,255

400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75) (1)	(BB+, Ba2)	10/15/30	5.500	386,586

1,150	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 101.63) (1)	(BB-, B1)	09/30/26	6.500	1,059,393

1,380	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00) (1)	(BB+, Ba2)	07/15/29	4.950	1,300,160

610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00) (1)	(BB+, Ba2)	05/15/30	4.800	563,768

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gas Distribution

$1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69) (1)	(BB-, B1)	02/15/29	7.375	$1,307,424

					6,628,639

Health Services (2.5%)

524	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/09/24 @ 102.00) (1)	(BB-, Ba3)	04/15/29	4.000	471,653

1,600	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25) (1)	(CCC, Caa2)	02/15/30	6.500	1,474,265

800	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19) (1)	(B, B2)	10/31/29	4.375	735,313

1,446	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69) (1),(2)	(BB-, Ba3)	02/15/30	5.375	1,279,869

					3,961,100

Hotels (0.5%)

30	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94) (1)	(BB+, Ba2)	04/01/29	5.875	30,064

400	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69) (1)	(B, B3)	05/01/29	9.375	432,617

325	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25) (1)	(BB-, Ba3)	04/01/32	6.500	325,758

					788,439

Insurance Brokerage (4.6%)

480	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38) (1)	(B, B2)	04/15/28	6.750	481,396

481	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50) (1)	(B, B2)	01/15/31	7.000	486,964

400	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19) (1)	(B+, Ba3)	02/15/29	6.375	401,357

576	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 100.00) (1)	(CCC+, Caa2)	05/15/27	8.000	577,806

1,600	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63) (1)	(B, B2)	02/15/31	7.250	1,594,798

800	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63) (1)	(B, B2)	06/15/30	7.250	820,550

1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25) (1)	(B-, B2)	03/15/30	8.500	1,046,498

1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25) (1)	(CCC, Caa2)	12/15/30	10.500	1,074,726

800	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19) (1)	(BB-, B1)	02/01/30	4.375	741,947

					7,226,042

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Investments & Misc. Financial Services (6.4%)

$2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25) (1)	(CCC+, Caa1)	11/15/29	8.500	$2,002,930

600	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25) (1)	(BB+, Ba2)	05/15/32	6.500	607,859

1,600	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75) (1)	(BB, Ba3)	01/15/31	7.500	1,669,752

1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.63) (1)	(B+, B1)	04/15/29	5.250	949,379

800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50) (1)	(B+, B1)	01/15/32	5.000	724,834

1,800	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56) (1)	(BB, Ba2)	04/30/31	7.125	1,844,455

400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.00) (1),(2)	(B, B2)	06/15/29	4.000	368,811

800	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 101.16) (1)	(NR, Ba3)	11/01/26	4.625	775,753

1,080	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75) (1)	(B+, B1)	06/15/31	7.500	1,086,545

					10,030,318

Life Insurance (1.1%)

1,800	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56) (1)	(B, B2)	06/01/31	7.125	1,821,820

Machinery (3.7%)

825	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.19) (1)	(BB, Ba2)	04/15/29	4.375	766,540

1,480	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.06) (1)	(BB, B2)	12/15/28	4.125	1,352,845

1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31) (1),(2)	(CCC, Caa2)	10/15/29	6.625	1,193,688

1,642	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 101.44) (1)	(B, B3)	07/31/27	5.750	1,560,859

800	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	805,007

151	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	154,850

					5,833,789

Managed Care (0.3%)

505	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25) (1)	(B+, B2)	10/01/29	4.500	472,690

Media - Diversified (0.2%)

200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56) (1)	(BB+, Ba1)	02/15/32	5.125	189,930

46	Tech 7 SAS Super Senior (New Money Tranche 1) (3),(4),(5)	(NR, NR)	03/31/26	18.682	49,126

28	Tech 7 SAS Super Senior (New Money Tranche 2) (3),(4),(5)	(NR, NR)	03/31/26	1.000	29,476

14	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5)	(NR, NR)	03/31/26	1.000	14,738

					283,270

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Media Content (0.6%)

$588	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/09/24 @ 102.75) (1)	(BB, Ba3)	07/01/29	5.500	$552,834

400	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94) (1)	(BB, Ba3)	09/01/31	3.875	326,751

					879,585

Metals & Mining - Excluding Steel (2.1%)

250	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94) (1)	(BB-, NR)	11/15/29	3.875	224,428

1,200	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25) (1),(2)	(B, B1)	02/15/30	6.500	1,167,883

400	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69) (1)	(B, NR)	03/01/29	9.375	419,157

400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 101.16) (1)	(BB-, B2)	03/01/28	4.625	374,623

800	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25) (1)	(BB-, B2)	06/01/31	4.500	709,223

510	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38) (1)	(BB, Ba3)	01/30/30	4.750	473,601

					3,368,915

Non - Electric Utilities (0.9%)

89	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50) (1)	(BB-, B1)	06/01/31	5.000	80,216

600	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63) (1)	(BB+, Ba1)	05/01/32	7.250	620,986

750	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50) (1)	(BB+, Ba1)	09/15/28	7.000	769,892

					1,471,094

Packaging (4.1%)

460	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 101.50) (1),(3)	(CCC+, Caa1)	09/01/29	3.000	399,950

400	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	410,554

415	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75) (1)	(BB-, Ba3)	01/01/30	7.500	429,446

400	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 101.50) (1)	(B-, B3)	09/15/28	6.000	387,731

1,700	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.94) (1)	(B, B2)	04/15/27	7.875	1,736,975

279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63) (1)	(B+, B2)	05/15/31	7.250	278,775

1,000	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38) (1)	(CCC+, Caa2)	12/31/28	12.750	1,093,577

1,840	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.06) (1)	(BB-, Ba3)	04/15/29	4.125	1,687,433

					6,424,441

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Personal & Household Products (1.2%)

$1,600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 103.19) (1)	(CCC+, Caa2)	06/01/29	6.375	$1,507,908

318	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25) (1)	(B+, B2)	11/30/30	10.500	336,520

					1,844,428

Pharmaceuticals (0.3%)

708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 101.94) (1)	(CCC-, Caa3)	08/15/28	3.875	459,532

Rail (0.8%)

1,250	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13) (1)	(BB, Ba3)	04/15/32	6.250	1,247,818

Real Estate Investment Trusts (0.6%)

1,175	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00) (1)	(BB+, WR)	12/15/27	3.750	1,030,165

Recreation & Travel (3.4%)

1,200	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 102.38) (1)	(B, B1)	05/15/29	4.750	1,120,493

514	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63) (1)	(B+, B2)	08/15/29	5.250	485,872

1,692	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63) (1),(2)	(B-, B3)	05/15/31	7.250	1,723,903

1,315	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 101.22) (1)	(BB, B2)	11/01/27	4.875	1,257,327

841	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25) (1)	(BB, Ba3)	05/15/32	6.500	851,656

					5,439,251

Restaurants (0.3%)

400	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06) (1)	(BB+, Ba2)	06/15/29	6.125	402,324

Software - Services (5.3%)

1,047	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 102.06) (1)	(BB-, Ba3)	07/15/29	4.125	957,582

1,400	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31) (1)	(BB+, Ba3)	05/15/32	6.625	1,423,127

775	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 103.00) (1),(2)	(CCC+, Caa2)	02/15/29	6.000	560,665

635	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94) (1)	(BB, Ba3)	12/01/29	3.875	569,790

800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00) (1)	(BBB-, Ba1)	12/01/27	6.900	831,362

825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06) (1)	(BB, Ba3)	12/01/31	4.125	726,779

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Software - Services

$800	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44) (1)	(B-, B2)	02/01/31	6.875	$810,574

1,625	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 103.56) (1)	(CCC+, Caa1)	12/15/28	7.125	1,497,006

546	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25) (1)	(B, B2)	08/15/30	8.500	574,856

400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/09/24 @ 101.94) (1)	(B+, B1)	02/01/29	3.875	364,091

					8,315,832

Specialty Retail (4.1%)

900	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38) (1)	(BB, B1)	02/16/31	6.750	898,298

40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 07/09/24 @ 101.25)	(BB, B1)	03/01/28	4.500	37,957

491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	455,762

200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31) (1)	(BB, B1)	11/15/29	4.625	185,131

1,850	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 07/09/24 @ 100.00) (1)	(NR, Caa3)	05/01/25	7.500	1,045,831

51	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 07/09/24 @ 100.00) (1),(4),(5)	(NR, Caa3)	05/01/25	7.500	28,508

68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(5)	(NR, NR)	05/01/25	0.000	34,853

600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.00) (1)	(BB+, Ba2)	08/15/28	4.000	554,803

600	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 102.44) (1)	(BB-, B2)	05/01/29	4.875	561,824

800	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13) (1)	(BB-, B2)	08/01/31	8.250	836,434

550	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88) (1)	(BB+, Ba2)	02/15/31	3.750	485,231

1,150	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44) (1),(2)	(BB-, B1)	11/15/31	4.875	1,014,205

260	Wand NewCo 3, Inc., Rule 144A, Senior Secured Notes (Callable 01/30/27 @ 103.81) (1)	(B, B3)	01/30/32	7.625	268,756

					6,407,593

Support - Services (8.9%)

1,223	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 100.00) (1)	(CCC+, Caa2)	07/15/27	9.750	1,216,436

900	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 103.00) (1),(2)	(CCC+, Caa2)	06/01/29	6.000	788,720

1,400	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.25) (1)	(B-, B2)	05/01/28	4.500	1,271,723

2,735	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 101.78) (1)	(B, B2)	07/31/26	7.125	2,721,005

1,355	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 101.94) (1)	(BB-, B1)	12/15/28	3.875	1,224,933

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Support - Services

$1,797	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 07/09/24 @ 103.13) (1)	(B, Caa1)	04/15/29	6.250	$1,651,857

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.42) (1)	(BB, Ba3)	06/15/28	7.250	510,001

1,231	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 07/29/24 @ 103.44) (1)	(CCC+, Caa1)	10/15/28	6.875	1,189,001

595	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.31) (1)	(BB-, B2)	08/15/28	4.625	563,165

450	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31) (1)	(BB-, B2)	06/15/29	6.625	454,460

200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56) (1)	(BB-, Ba3)	06/01/31	7.125	204,524

400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56) (1)	(BB-, Ba3)	02/01/32	7.125	410,401

1,045	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13) (1)	(BBB-, Ba1)	06/01/28	6.250	1,052,238

900	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50) (1),(2)	(B+, B2)	01/15/30	5.000	784,245

					14,042,709

Tech Hardware & Equipment (1.9%)

1,500	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 07/09/24 @ 100.00) (1)	(CCC-, Ca)	06/15/25	6.000	1,222,845

340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 07/09/24 @ 100.83) (1)	(CCC-, Ca)	03/15/27	5.000	141,259

1,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.38) (1)	(BB-, B1)	05/15/29	4.750	1,310,114

400	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25) (1)	(BB, Ba2)	06/01/32	6.500	405,326

					3,079,544

Telecom - Wireline Integrated & Services (3.0%)

1,856	Altice France SA, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.56) (1)	(CCC+, Caa1)	01/15/29	5.125	1,212,966

200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.56) (1)	(CCC+, Caa1)	07/15/29	5.125	131,848

200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75) (1)	(CCC+, Caa1)	10/15/29	5.500	132,094

1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 101.69) (1)	(B+, B2)	10/15/27	6.750	1,118,719

200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 102.56) (1)	(B+, B2)	07/15/29	5.125	166,157

1,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13) (1)	(B-, Caa2)	04/01/30	4.500	547,889

600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81) (1)	(B-, Caa2)	10/15/30	3.875	317,519

500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 07/08/24 @ 100.63) (1),(6)	(B+, Ba3)	04/15/27	5.000	626,914

200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25) (1)	(B+, Ba3)	08/15/30	4.500	169,741

400	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13) (1)	(B+, Ba3)	01/31/31	4.250	332,809

					4,756,656

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Theaters & Entertainment (1.2%)

$1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 100.00) (1)	(B+, B1)	11/01/24	4.875	$1,022,674

325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/29/24 @ 102.38) (1)	(B+, B1)	10/15/27	4.750	311,686

600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 07/29/24 @ 103.25) (1)	(BB, Ba2)	05/15/27	6.500	603,965

					1,938,325

Trucking & Delivery (0.9%)

1,400	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75) (1)	(BB, Baa3)	11/15/27	7.500	1,431,759

TOTAL CORPORATE BONDS (Cost $152,228,301)					148,518,700

BANK LOANS (21.0%)

Aerospace & Defense (0.8%)

580	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750% (7)	(NR, NR)	01/31/28	14.208	581,300

294	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000% (7)	(B, B2)	02/15/29	9.344	295,654

376	Peraton Corp., 3 mo. USD Term SOFR + 7.750% (7)	(NR, NR)	02/01/29	13.177	378,621

					1,255,575

Auto Parts & Equipment (0.6%)

235	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000% (7)	(B+, B1)	03/30/27	10.591	234,020

454	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000% (7)	(B+, B1)	03/30/27	10.591	451,900

330	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK (7),(8)	(NR, WR)	08/28/25	11.591	298,957

					984,877

Building Materials (0.3%)

526	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625% (7)	(B, B2)	08/01/28	10.954	532,765

Chemicals (0.7%)

325	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750% (7)	(B, B1)	08/27/26	10.074	325,036

769	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750% (7)	(CCC, Caa1)	10/15/25	10.178	614,940

161	SK Neptune Husky Finance SARL (5),(9),(10)	(NR, WR)	04/30/24	0.000	104,966

745	SK Neptune Husky Group SARL (9),(10)	(D, WR)	01/03/29	0.000	15,665

					1,060,607

Diversified Capital Goods (0.4%)

823	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000% (7)	(CCC-, Caa2)	10/22/25	14.697	608,454

Electronics (1.0%)

1,507	Idemia Group, 3 mo. USD Term SOFR + 4.250% (7)	(B, B2)	09/30/28	9.585	1,514,861

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Food & Drug Retailers (0.3%)

$1,000	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250% (7)	(CCC-, Ca)	12/21/28	12.673	$523,330

Gas Distribution (0.6%)

998	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500% (7)	(B+, B2)	02/16/28	8.830	1,003,579

Health Facilities (0.7%)

299	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500% (7)	(B-, Caa1)	09/30/27	12.935	268,301

212	Western Dental Services, Inc. (4),(5),(11)	(NR, NR)	05/18/28	0.000	215,550

798	Western Dental Services, Inc., 3 mo. USD Term SOFR + 1.000%, 5.500% PIK (4),(5),(7),(8)	(NR, NR)	08/18/28	12.108	566,551

					1,050,402

Health Services (1.2%)

819	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750% (7)	(D, Ca)	12/17/29	12.208	566,478

610	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK (7),(8)	(B-, B3)	01/31/29	10.588	579,875

794	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250% (7)	(B-, B3)	12/15/27	10.735	797,676

					1,944,029

Hotels (0.6%)

890	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750% (7)	(CCC+, B3)	02/02/26	10.208	879,565

Life Insurance (0.1%)

141	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 4.750% (7)	(CCC+, Caa2)	05/06/32	10.085	144,040

Machinery (1.1%)

1,398	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750% (7),(12)	(CCC+, Caa2)	09/06/26	12.095	1,326,603

428	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500% (7)	(B-, B2)	09/06/25	8.958	423,020

					1,749,623

Media - Diversified (0.0%)

214	Technicolor Creative Studios (3),(4),(5),(9),(10)	(NR, NR)	08/06/33	0.000	0

Medical Products (1.0%)

900	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750% (7),(12)	(CCC, Caa3)	07/02/26	13.208	894,937

675	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 6.250% (5),(7)	(B-, B3)	07/02/25	11.708	675,190

					1,570,127

Packaging (1.1%)

1,658	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000% (7)	(B-, B3)	09/15/28	9.322-9.329	1,664,264

Personal & Household Products (0.7%)

1,277	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (7)	(NR, NR)	06/29/28	12.949	1,029,196

139	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (5),(7)	(NR, NR)	06/29/28	12.941	140,055

					1,169,251

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Restaurants (1.0%)

$1,521	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750% (7)	(B+, B2)	12/15/27	8.194	$1,522,332

Software - Services (4.5%)

559	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500% (7)	(B, B2)	08/02/29	10.930	562,840

1,178	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250% (7)	(CCC+, B3)	10/09/26	9.708	1,090,261

47	Astra Acquisition Corp. (11)	(NR, Caa1)	02/25/28	0.000	43,508

456	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750% (7)	(NR, NR)	02/25/28	12.095	418,466

615	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250% (7)	(NR, C)	10/25/28	10.585	227,552

600	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000% (7)	(CCC, Caa2)	12/29/28	12.477	492,750

201	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000% (7)	(B-, B2)	10/16/26	9.344	196,183

506	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750% (7)	(B-, B2)	07/01/26	9.194	505,396

377	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.250% (6),(7)	(B-, B2)	06/02/28	10.450	462,799

708	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500% (7)	(B-, B2)	06/01/26	8.958	709,245

341	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500% (7)	(B-, B2)	05/30/26	8.958	341,800

1,538	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250% (7)	(CCC+, B3)	02/01/29	9.730	1,146,539

455	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750% (7)	(B-, B3)	04/27/28	10.208	410,812

400	UKG, Inc., 1 mo. USD Term SOFR + 3.250% (7)	(B-, B2)	02/10/31	8.576	401,966

					7,010,117

Steel Producers/Products (0.6%)

1,014	OPTA, Inc. (4),(5),(13)	(NR, NR)	11/09/28	1.000	998,444

Support - Services (1.3%)

600	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000% (7)	(B-, B3)	12/29/27	9.458	597,564

400	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500% (7)	(CCC-, Caa3)	05/07/29	13.096	292,166

787	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500% (7)	(CCC+, B3)	05/07/28	10.096	673,079

212	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000% (7)	(NR, B3)	09/29/27	12.335	207,088

400	TruGreen Ltd. Partnership, 3 mo. USD Term SOFR + 8.500% (7)	(CCC, Caa3)	11/02/28	14.091	311,000

					2,080,897

Tech Hardware & Equipment (0.2%)

315	Atlas CC Acquisition Corp. (11)	(B, Caa1)	05/25/28	0.000	233,430

64	Atlas CC Acquisition Corp. (11)	(B+, B1)	05/25/28	0.000	47,477

					280,907

Telecom - Wireline Integrated & Services (0.6%)

1,001	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750% (7)	(NR, B1)	08/01/29	11.073	955,033

Theaters & Entertainment (1.6%)

494	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750% (7)	(BB, Ba3)	04/29/26	8.336	496,037

2,089	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750% (7)	(BB-, B3)	05/18/25	8.208	2,095,179

					2,591,216

TOTAL BANK LOANS (Cost $34,896,319)					33,094,295

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (7.7%)

Collateralized Debt Obligations (7.7%)

$650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(7)	(NR, Ba3)	07/20/34	12.986	$643,602

1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(7)	(NR, Ba3)	04/20/35	12.495	1,005,312

780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000% (1),(3),(7)	(BBB-, NR)	01/22/38	8.897	861,542

500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	425,314

750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(7)	(BB-, NR)	10/15/36	12.300	693,482

1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(7)	(BB-, NR)	01/17/33	11.929	964,932

1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(7)	(BB-, NR)	04/20/34	12.306	996,387

1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(7)	(NR, B1)	07/15/31	11.740	1,005,140

1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(7)	(BB-, NR)	10/20/34	12.696	1,001,862

800	KKR CLO 45A Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.300% (1),(7)	(NR, NR)	04/15/35	12.603	812,058

1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(7)	(NR, Ba1)	01/22/35	11.336	980,534

400	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(7)	(NR, Ba1)	10/20/30	8.636	396,516

1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Aa2)	04/20/37	5.459	951,244

1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(7)	(BB-, NR)	01/20/34	13.296	992,706

400	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862% (1),(7)	(NR, Baa3)	09/15/30	9.186	402,846

TOTAL ASSET BACKED SECURITIES (Cost $12,149,020)					12,133,477

Shares

COMMON STOCKS (0.6%)

Auto Parts & Equipment (0.2%)

37,576	Jason, Inc. (9)				338,186

Chemicals (0.2%)

46,574	Proppants Holdings LLC (4),(5),(12)				931

10,028	UTEX Industries, Inc. (9)				377,725

					378,656

Personal & Household Products (0.1%)

22,719	Dream Well, Inc. (9)				147,674

22,719	Serta Simmons Bedding Equipment Co. (4),(5),(9)				0

					147,674

Pharmaceuticals (0.0%)

45,583	Akorn, Inc. (9)				1,276

Private Placement (0.1%)

36,452	Technicolor Creative Studios SA (9),(14)				111,749

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

Shares		Value

COMMON STOCKS (continued)

Specialty Retail (0.0%)

69	Eagle Investments Holding Co. LLC, Class B (4),(5),(9)	$1

Support - Services (0.0%)

800	LTR Holdings, Inc. (4),(5),(9),(12)	1,185

TOTAL COMMON STOCKS (Cost $2,947,154)		978,727

WARRANT (0.0%)

Chemicals (0.0%)

11,643	Project Investor Holdings LLC, expires 02/20/2022 (4),(5),(9),(12) (Cost $6,054)	0

SHORT-TERM INVESTMENTS (14.8%)

11,067,999	State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.26%	11,067,999

12,217,433	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33% (15)	12,217,433

TOTAL SHORT-TERM INVESTMENTS (Cost $23,285,432)		23,285,432

TOTAL INVESTMENTS AT VALUE (138.2%) (Cost $225,512,280)		218,010,631

LIABILITIES IN EXCESS OF OTHER ASSETS (-38.2%)		(60,262,475)

NET ASSETS (100.0%)		$157,748,156

INVESTMENT ABBREVIATIONS
1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $158,141,668 or 100.2% of net assets.

(2)	Security or portion thereof is out on loan (See Note 2-K).

(3)	This security is denominated in Euro.

(4)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS AM as the Fund’s valuation designee under the oversight of the Board of Directors (See Note 2-A).

(5)	Security is valued using significant unobservable inputs.

(6)	This security is denominated in British Pound.

(7)	Variable rate obligation - The interest rate shown is the rate in effect as of June 30, 2024. The rate may be subject to a cap and floor.

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2024 (unaudited)

(9)	Non-income producing security.

(10)	Bond is currently in default.

(11)
The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of June 30, 2024.

(12)	Illiquid security.

(13)	All or a portion is an unfunded loan commitment (See note 2-J).

(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.

(15)	Represents security purchased with cash collateral received for securities on loan.
Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	19,888	USD	24,903	10/07/24	Deutsche Bank AG	$24,903	$25,159	$256
GBP	22,053	USD	27,099	10/07/24	Morgan Stanley	27,099	27,897	798
USD	58,938	EUR	52,996	10/07/24	Barclays Bank PLC	(58,938)	(57,063)	1,875
USD	943,633	EUR	861,395	10/07/24	Deutsche Bank AG	(943,634)	(927,507)	16,127

Total Unrealized Appreciation								$19,056

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	445,332	USD	488,656	10/07/24	Deutsche Bank AG	$488,656	$479,511	$(9,145)
EUR	42,239	USD	46,270	10/07/24	Morgan Stanley	46,270	45,481	(789)
USD	1,579,319	EUR	1,473,321	10/07/24	Morgan Stanley	(1,579,319)	(1,586,398)	(7,079)
USD	29,458	GBP	23,495	10/07/24	Barclays Bank PLC	(29,458)	(29,721)	(263)
USD	57,654	GBP	45,812	10/07/24	Deutsche Bank AG	(57,654)	(57,952)	(298)
USD	1,045,770	GBP	845,951	10/07/24	Morgan Stanley	(1,045,770)	(1,070,124)	(24,354)

Total Unrealized Depreciation								$(41,928)

Total Net Unrealized Appreciation/(Depreciation)								$(22,872)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Assets and Liabilities
June 30, 2024 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $12,217,433 (Cost $225,512,280) (Note 2)	$218,010,631	1
Cash	1,587
Foreign currency at value (Cost $22,117)	21,972
Interest receivable	3,620,872
Receivable for investments sold	2,543,668
Deferred offering costs (Note 7)	659,123
Unrealized appreciation on forward foreign currency contracts (Note 2)	19,056
Prepaid expenses and other assets	17,357

Total assets	224,894,266

Liabilities
Investment advisory fee payable (Note 3)	193,485
Administrative services fee payable (Note 3)	21,143
Loan payable (Note 4)	52,500,000
Payable upon return of securities loaned (Note 2)	12,217,433
Unfunded loan commitments (Note 2)	1,013,649
Payable for investments purchased	733,362
Interest payable (Note 4)	251,203
Directors’ fee payable	43,683
Unrealized depreciation on forward foreign currency contracts (Note 2)	41,928
Accrued expenses	130,224

Total liabilities	67,146,110

Net Assets
Applicable to 53,266,253 shares outstanding	$157,748,156

Net Assets
Capital stock, $.001 par value (Note 6)	53,266
Paid-in capital (Note 6)	194,508,088
Total distributable earnings (loss)	(36,813,198)

Net assets	$157,748,156

Net Asset Value Per Share	$2.96

Market Price Per Share	$2.97

1	Includes $11,980,176 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2024 (unaudited)

Investment Income
Interest	$8,940,112
Other Income	4,021
Dividends	3,435
Securities lending (net of rebates)	51,297

Total investment income	8,998,865

Expenses
Investment advisory fees (Note 3)	388,472
Administrative services fees (Note 3)	32,802
Interest expense (Note 4)	1,654,680
Directors’ fees	72,879
Commitment fees (Note 4)	43,774
Printing fees	39,510
Custodian fees	33,367
Audit and tax fees	27,682
Legal fees	26,432
Transfer agent fees	24,217
Stock exchange listing fees	8,381
Insurance expense	2,629
Miscellaneous expense	4,259

Total expenses	2,359,084

Net investment income	6,639,781

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(1,724,248)
Net realized loss from foreign currency transactions	(8,924)
Net realized gain from forward foreign currency contracts	8,471
Net change in unrealized appreciation (depreciation) from investments	2,323,827
Net change in unrealized appreciation (depreciation) from foreign currency translations	(566)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	83,330

Net realized and unrealized gain from investments, foreign currency transactions and forward foreign currency contracts	681,890

Net increase in net assets resulting from operations	$7,321,671

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
From Operations
Net investment income	$6,639,781	$13,108,888
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(1,724,701)	(11,717,283)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	2,406,591	24,611,831

Net increase in net assets resulting from operations	7,321,671	26,003,436

From Distributions
From distributable earnings	(7,174,551)	(12,989,932)
Return of capital	—	(1,224,299)

Net decrease in net assets resulting from distributions	(7,174,551)	(14,214,231)

From Capital Share Transactions (Note 6)
Net proceeds from at-the-market offering (Note 7)	1,364,877	369,408
Reinvestment of distributions	81,543	81,972

Net increase in net assets from capital share transactions	1,446,420	451,380

Net increase in net assets	1,593,540	12,240,585
Net Assets
Beginning of period	156,154,616	143,914,031

End of period	$157,748,156	$156,154,616

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Cash Flows
For the Six Months Ended June 30, 2024 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations		$7,321,671

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Decrease in interest receivable	$14,172
Increase in accrued expenses	39,761
Increase in payable upon return of securities loaned	5,047,513
Increase in interest payable	26,178
Decrease in commitment fees payable	(12,073)
Increase in prepaid expenses and other assets	(6,575)
Increase in deferred offering cost	(72,206)
Increase in unfunded loan commitments	1,013,649
Increase in investment advisory fee payable	14,145
Net amortization of a premium or accretion of a discount on investments	(825,100)
Purchases of long-term securities, net of change in payable for investments purchased	(56,501,065)
Sales of long-term securities, net of change in receivable for investments sold	65,087,765
Net proceeds from sales (purchases) of short-term securities	(15,059,104)
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	(2,407,157)
Net realized loss from investments	1,724,248
Total adjustments		(1,915,849)

Net cash provided by operating activities 1		$5,405,822

Cash Flows From Financing Activities
Proceeds from the sale of shares	1,515,760
Cash distributions paid	(7,093,008)

Net cash used in financing activities		(5,577,248)

Net decrease in cash		(171,426)
Cash — beginning of period		194,985

Cash — end of period		$23,559

Non-Cash Activity:
Issuance of shares through dividend reinvestments		$81,543

1	Included in net cash provided by operating activities is cash of $1,628,502 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Financial Highlights

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31,
			2023	2022	2021	2020	2019
Per share operating performance
Net asset value, beginning of period	$2.96		$2.73	$3.43	$3.42	$3.48	$3.21

INVESTMENT OPERATIONS
Net investment income 1	0.12		0.25	0.23	0.23	0.27	0.26
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.02		0.25	(0.66)	0.05	(0.06)	0.28

Total from investment activities	0.14		0.50	(0.43)	0.28	0.21	0.54

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.25)	(0.23)	(0.24)	(0.27)	(0.27)
Return of capital	—		(0.02)	(0.04)	(0.03)	—	(0.00	) 2

Total dividends and distributions	(0.14)		(0.27)	(0.27)	(0.27)	(0.27)	(0.27)

Net asset value, end of period	$2.96		$2.96	$2.73	$3.43	$3.42	$3.48

Per share market value, end of period	$2.97		$3.13	$2.52	$3.43	$3.15	$3.22

TOTAL INVESTMENT RETURN 3
Net asset value	4.66%		19.65%	(12.46)%	8.51%	8.08%	18.17%
Market value	(0.69)%		37.07%	(19.19)%	17.82%	7.58%	26.71%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$157,748		$156,155	$143,914	$179,614	$178,641	$182,030
Ratio of net expenses to average net assets	3.02	% 4	3.10%	1.91%	1.07%	1.25%	1.92%
Ratio of net expenses to average net assets excluding interest expense	0.90	% 4	0.88%	0.89%	0.80%	0.75%	0.78%
Ratio of net investment income to average net assets	8.50	% 4	8.79%	7.79%	6.70%	8.55%	7.59%
Asset Coverage per $1,000 of Indebtedness	$4,005		$3,974	$3,379	$4,070	$4,162	$4,021
Outstanding senior securities (000s omiited)	$52,500		$52,500	$60,500	$58,500	$56,500	$60,250
Portfolio turnover rate 5	27%		39%	42%	53%	36%	35%

1	Per share information is calculated using the average shares outstanding method.
2	This amount represents less than $(0.01) per share.
3
Total investment return at net asset value is based on changes in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the fund’s dividend reinvestment program. Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price. Total returns for periods less than one year are not annualized.

4	Annualized.
5
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Financial Highlights (continued)

	For the Year Ended December 31,
	2018	2017	2016	2015	2014
Per share operating performance
Net asset value, beginning of year	$3.58	$3.48	$3.21	$3.62	$3.84

INVESTMENT OPERATIONS
Net investment income 1	0.27	0.24	0.25	0.25	0.25
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.37)	0.12	0.28	(0.40)	(0.19)

Total from investment activities	(0.10)	0.36	0.53	(0.15)	0.06

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.24)	(0.25)	(0.26)	(0.27)
Return of capital	—	(0.02)	(0.01)	—	(0.01)

Total dividends and distributions	(0.27)	(0.26)	(0.26)	(0.26)	(0.28)

Net asset value, end of year	$3.21	$3.58	$3.48	$3.21	$3.62

Per share market value, end of year	$2.77	$3.31	$3.16	$2.78	$3.29

TOTAL INVESTMENT RETURN 2
Net asset value	(2.39)%	11.34%	18.64%	(3.35)%	1.92%
Market value	(8.89)%	13.37%	24.39%	(7.90)%	(0.09)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$167,897	$187,472	$182,019	$167,848	$189,343
Ratio of expenses to average net assets	1.82%	1.06%	0.74%	0.66%	0.71%
Ratio of expenses to average net assets excluding interest expense	0.78%	0.90%	0.74%	0.66%	0.71	% 3
Ratio of net investment income to average net assets	7.83%	6.75%	7.66%	7.21%	6.60%
Asset Coverage per $1,000 of Indebtedness	$3,373	$5,075	$—	$—	$—
Outstanding senior securities (000s omitted)	$70,750	$46,000	$—	$—	$—
Portfolio turnover rate 4	39%	64%	53%	51%	67%

1	Per share information is calculated using the average shares outstanding method.
2
Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price.

3	Presentation of 2014 adjusted to conform with current period presentation.
4
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements
June 30, 2024 (unaudited)

Note 1. Organization
Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end
management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.
A) SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule
2a-5
under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule
2a-5
under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$148,361,999	$156,701	$148,518,700
Bank Loans	—	30,393,539	2,700,756	33,094,295
Asset Backed Securities	—	12,133,477	—	12,133,477
Common Stocks	111,749	864,861	2,117	978,727
Warrants	—	—	0	0
Short-term Investments	23,285,432	—	—	23,285,432

	$23,397,181	$191,753,876	$2,859,574	$218,010,631

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$19,056	$—	$19,056

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$41,928	$—	$41,928

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The following is a reconciliation of investments as of June 30, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Warrant	Total
Balance as of December 31, 2023	$70,929	$3,038,275	$861,627	$935,723	$0	$4,906,554
Accrued discounts (premiums)	—	23,973	—	—	—	23,973
Purchases	93,370	1,970,997	—	—	—	2,064,367
Sales	—	(1,781,388)	—	(70)	—	(1,781,458)
Realized gain (loss)	—	(523,511)	—	(9,011)	—	(532,522)
Change in unrealized appreciation (depreciation)	(7,598)	179,498	(85)	(208,614)	—	(36,799)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(207,088)	(861,542)	(715,911)	—	(1,784,541)

Balance as of June 30, 2024	$156,701	$2,700,756	$0	$2,117	$0	$2,859,574

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$(7,598)	$(49,276)	$—	$—	$—	$(56,874)
Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At June 30, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$1,702,313	Vendor pricing	Single Broker Quote	$0.65-$1.02 ($0.88)
	998,443	Recent Transactions	Trade Price	0.98 (0.98)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Corporate Bonds	93,340	Recent Transactions	Trade Price	1.05-1.07 (1.06)
	63,361	Income Approach	Expected Remaining Distribution	0.51-0.56 (0.53)
Common Stocks	2,117	Income Approach	Expected Remaining Distribution	0.00-1.48 (0.84)
Warrant	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value
Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
For the six months ended June 30, 2024, $1,784,541 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.
B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.
The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024 and the effect of these derivatives on the Statement of Operations for the six months ended June 30, 2024.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$19,056	$41,928	$8,471	$83,330
For the six months ended June 30, 2024, the Fund held an average monthly value on a net basis of $3,994,208 in forward foreign currency contracts.
The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter
derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.
The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$1,875	$(263)	$—	$—	$1,612
Deutsche Bank AG	16,383	(9,443)	—	—	6,940
Morgan Stanley	798	(798)	—	—	—

	$19,056	$(10,504)	$—	$—	$8,552

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$263	$(263)	$—	$—	$—
Deutsche Bank AG	9,443	(9,443)	—	—	—
Morgan Stanley	32,222	(798)	—	—	31,424

	$41,928	$(10,504)	$—	$—	$31,424

(a)	Forward foreign currency contracts are included.
C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.
Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.
D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend
date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-dividend date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend
date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.
F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.
In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).
The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures.
The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.
H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.
I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally,

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2024 are disclosed in the Schedule of Investments.
J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2024, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
OPTA, Inc.	11/09/28	1.000%	$1,013,649
Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$11,980,176	$12,217,433	$12,217,433
The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024.
Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities (a)	Collateral Received (b)	Net Amount
$11,980,176	$(11,980,176)	$—

(a)	Represents market value of loaned securities at period end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended June 30, 2024, total earnings received in connection with securities lending arrangements was $283,833, of which $215,439 was rebated to borrowers (brokers). The Fund retained $51,297 in income, and SSB, as lending agent, was paid $17,097.
L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate, or “SOFR,” is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.
In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s NAV.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties
UBS AM serves as investment adviser for the Fund. For its investment advisory services, UBS AM is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of an average weekly base amount which, with respect to each quarter, is the average of the lower of (i) the stock price (market value) of the Fund’s outstanding shares and (ii) the Fund’s net assets, in each case determined as of the last trading day for each week during the relevant quarter. For the six months ended June 30, 2024, investment advisory fees earned were $388,472.
The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM or its affiliates acting in the capacity as broker-dealer. UBS AM or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.
Note 4. Line of Credit
The Fund has a line of credit subject to annual renewal provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $85,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at a designated reference rate plus a spread. At June 30, 2024, the Fund had loans outstanding under the Agreement of $52,500,000. Unless renewed, the Agreement will terminate on June 4, 2025. During the six months ended June 30, 2024, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$52,500,000	6.233%	$52,500,000	$1,654,680	182
The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of NAV and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, UBS AM in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 4. Line of Credit
 (continued)

continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.
Note 5. Purchases and Sales of Securities
For the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$54,858,875	$66,930,469	$0	$0
Note 6. Fund Shares
The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the NAV of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare Trust Company, N.A. (“Computershare”) (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.
The Fund has one class of shares of common stock, par value $0.001 per share; one hundred million shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Shares issued through at-the-market offerings	454,352	122,441
Shares issued through reinvestment of dividends	27,530	28,627

Net increase	481,882	151,068

Note 7. Shelf Offering
The Fund has an effective “shelf” registration statement, which became effective with the SEC on November 17, 2021. The shelf registration statement enables the Fund to issue up to $250,000,000 in proceeds through one or more public offerings. Shares may be offered at prices and terms to be set forth in one or more supplements to the Fund’s prospectus included in the shelf registration statement. On November 19, 2021, the Fund filed a prospectus supplement relating to an at-the-market
offering of the Fund’s shares of common stock. Any proceeds raised through such offering will be used for investment purposes.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2024 (unaudited)

Note 7. Shelf Offering
 (continued)

Costs incurred by the Fund in connection with its shelf registration statement and prospectus supplement are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs will be amortized pro rata as common shares are sold and will be recognized as a component of proceeds from the shelf offering on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the shelf registration statement will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Miscellaneous expense” on the Statement of Operations. Deferred offering costs amortized during the six months ended June 30, 2024 were $6,106.
Note 8. Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9. Subsequent Events
In preparing the financial statements as of June 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Asset Management Income Fund, Inc.
Results of Annual Meeting of Shareholders (unaudited)

On April 25, 2024, the Annual Meeting of Shareholders of the Fund, was held and the following matter was voted upon:
(1) To elect two directors to the Board of Directors of the Fund:

NAME OF DIRECTOR	FOR	WITHHELD
Mahendra Gupta	35,154,871	2,614,467
John Popp	35,155,597	2,613,741
In addition to the directors re-elected at the meeting, Laura DeFelice, Samantha Kappagoda and Steven Rappaport continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.
Change in Independent Registered Public Accounting Firm (unaudited)

On April 23, 2024, the Fund’s Board approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation
S-K
under the Securities Exchange Act of 1934, as amended.
Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board for the fiscal year ending December 31, 2024. During the Fund’s fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation
S-K)
or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse Asset Management Income Fund, Inc.
Recent Changes (unaudited)

During the period ended June 30, 2024, changes that occurred since the close of the period covered by the previously transmitted annual shareholder report there were: (i) no material changes in the fund’s investment objectives or policies that have not been approved by Stockholders, (ii) no changes in the fund’s charter or by-laws that would delay or prevent a change of control of the fund that have not been approved by Stockholders, (iii) no material changes to the principal risk factors associated with investment in the fund, and (iv) one change in the persons primarily responsible for the day-to-day management of the fund’s portfolio. Effective February 16, 2024, Thomas Flannery is no longer the Chief Investment Officer and Portfolio Manager.

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited)

At UBS AM, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse
Closed-End
Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM.
Categories of information we may collect:
We may collect information about you, including nonpublic personal information, such as

•
Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address,
e-mail
address, Social Security number, assets, income, financial situation; and

•
Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•
We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•
We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•
In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or
non-U.S.,
court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•
To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures
This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

Credit Suisse Asset Management Income Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the
12-month
period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov
The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form
N-PORT,
and for reporting periods ended prior to March 31, 2019, filed such information on Form
N-Q.
The Fund’s Forms
N-PORT
and
N-Q
are available on the SEC’s website at www.sec.gov.
Funds Managed by UBS Asset Management (Americas) LLC

CLOSED-END
FUNDS
Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)
Credit Suisse High Yield Bond Fund (NYSE American: DHY)
Literature Request
— Call today for free descriptive information on the closed-ended funds listed above at
1-800-293-1232
or visit our website at www.credit-suisse.com/us/funds

OPEN-END
FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund	Credit Suisse Trust Commodity Return Strategy Portfolio
Fund shares are not deposits or other obligation of UBS AM or any affiliate, are not FDIC-insured and are not guaranteed by UBS AM or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.
More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at
1-877-870-2874.
Performance information current to the most recent
month-end
is available at www.credit-suisse.com/us/funds.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.
If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.
By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the NAV of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.
You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.
The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.
There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of December 2023). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of December 2023).
You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)
Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 43006
Providence, RI 02940-3078
Overnight correspondence should be sent to:
Computershare
150 Royall St., Suite 101
Canton, MA 02021
All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.
The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0624

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	This item is inapplicable to a semi-annual report on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	This item is inapplicable to a semi-annual report on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 20, 2024.

Item 16. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4) Not applicable.

(a)(5) Change in the registrant’s independent registered public accountant during the reporting period.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: August 30, 2024

/s/ Rose Ann Bubloski
Name: Rose Ann Bubloski
Title: Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: August 30, 2024